SUPPLEMENT TO

                  VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                                DATED MAY 1, 2003

WORLDWIDE HARD ASSETS FUND

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2003

See PRINCIPAL STRATEGIES, in the Prospectus.

Effective September 3, 2003, the Fund may invest more than 50% of its assets in any one "hard assets" sector and is not required to invest at least 5% of its assets in each of the "hard assets" sectors.



                   PROSPECTUS SUPPLEMENT DATED AUGUST 8, 2003